Revenue - Movements in Contract Costs, Typically Developer Commissions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs beginning balance	$ 60	$ 58
Costs incurred	19	9
Amortisation	(7)	(7)
Contract costs ending balance	72	60
Contract costs disclosed as:
Current			$ 5	$ 5	$ 7
Non-current			67	55	51
Total contract costs	$ 60	$ 58	$ 72	$ 60	$ 58